Schedule of Investments (unaudited)
October 31, 2024
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.2%
Ampol Ltd.	543,924	$9,958,449
ANZ Group Holdings Ltd.	6,840,797	139,418,896
ASX Ltd.	155,502	6,622,365
BHP Group Ltd.	11,528,826	320,300,344
BlueScope Steel Ltd.	653,727	8,686,973
Coles Group Ltd.	1,068,454	12,331,555
Dexus	2,452,559	11,510,443
Fortescue Ltd.	3,845,717	48,159,329
GPT Group (The)	4,363,744	13,519,440
Insurance Australia Group Ltd.	5,380,069	26,418,579
Medibank Pvt Ltd.	6,253,477	14,696,810
Mirvac Group	8,994,229	12,573,356
National Australia Bank Ltd.	7,031,505	178,214,339
Origin Energy Ltd.	2,578,492	16,280,834
QBE Insurance Group Ltd.	1,205,949	13,615,311
Rio Tinto Ltd.	844,128	66,278,831
Santos Ltd.	7,378,435	32,825,637
Scentre Group	11,791,713	27,034,463
South32 Ltd.	5,168,869	12,395,743
Stockland	5,485,243	18,549,013
Suncorp Group Ltd.	2,887,671	33,873,126
Telstra Group Ltd.	9,256,891	23,173,918
Transurban Group	4,564,716	38,042,092
Vicinity Ltd.	8,818,158	12,536,067
Washington H Soul Pattinson & Co. Ltd.	535,109	11,725,992
Westpac Banking Corp.	7,871,497	165,315,501
Woodside Energy Group Ltd.	4,314,533	67,904,036
Woolworths Group Ltd.	1,379,983	27,065,884
		1,369,027,326
Austria — 0.3%
Erste Group Bank AG	765,593	43,306,295
OMV AG	335,554	13,905,579
voestalpine AG	245,889	5,118,675
		62,330,549
Belgium — 0.6%
Ageas SA	367,055	19,155,989
Elia Group SA	35,366	3,365,279
Groupe Bruxelles Lambert NV	189,299	13,677,736
KBC Group NV	523,266	38,115,302
Sofina SA	35,010	8,583,566
Syensqo SA	168,299	13,055,836
Warehouses De Pauw CVA	408,828	9,729,571
		105,683,279
Denmark — 0.6%
AP Moller - Maersk A/S, Class A	6,865	10,468,706
AP Moller - Maersk A/S, Class B, NVS	10,342	16,358,595
Carlsberg A/S, Class B	75,993	8,398,264
Danske Bank A/S	1,014,593	30,000,540
Orsted A/S(a)(b)(c)	429,457	25,276,382
Rockwool A/S, Class B	21,247	9,194,641
Tryg A/S	772,191	18,224,285
Zealand Pharma A/S(b)	51,338	5,926,585
		123,847,998
Finland — 1.8%
Elisa OYJ	327,127	15,571,224
Fortum OYJ	1,033,302	15,256,413
Kesko OYJ, Class B	623,097	13,383,012
Kone OYJ, Class B	772,075	42,338,275
Neste OYJ	973,260	15,626,671
Security	Shares	Value
Finland (continued)
Nokia OYJ	12,109,340	$57,301,636
Nordea Bank Abp	7,167,095	83,905,044
Orion OYJ, Class B	246,067	11,950,990
Sampo OYJ, Class A	1,139,703	50,535,587
Stora Enso OYJ, Class R	1,326,118	14,798,743
UPM-Kymmene OYJ	793,585	23,352,479
		344,020,074
France — 10.3%
Aeroports de Paris SA	51,189	6,089,812
Alstom SA(b)	788,973	17,354,613
Amundi SA(a)	140,259	10,169,346
ArcelorMittal SA	1,077,692	26,655,940
Arkema SA	128,479	11,321,840
AXA SA	4,131,068	155,110,388
BNP Paribas SA	2,313,616	158,006,049
Bollore SE	1,629,401	10,172,308
Bouygues SA	432,244	13,892,979
Bureau Veritas SA	252,769	8,016,550
Carrefour SA	1,234,678	19,607,832
Cie de Saint-Gobain SA	1,031,227	93,516,718
Cie Generale des Etablissements Michelin SCA	1,002,041	33,864,482
Covivio SA/France	127,846	7,273,079
Credit Agricole SA	2,398,849	36,769,751
Danone SA	1,465,697	104,707,208
Dassault Aviation SA	16,076	3,245,960
Eiffage SA	169,560	15,781,564
Engie SA	4,151,061	69,578,049
Eurazeo SE	104,507	7,971,038
Euronext NV(a)	184,786	20,388,283
Gecina SA	105,000	11,221,144
Getlink SE	450,385	7,654,131
Ipsen SA	57,081	6,958,596
Klepierre SA	490,381	15,678,262
La Francaise des Jeux SAEM(a)	232,976	9,958,616
Legrand SA	210,403	23,747,845
Orange SA	4,210,990	46,260,670
Pernod Ricard SA	460,099	57,405,884
Publicis Groupe SA	520,359	55,305,488
Renault SA	441,155	20,184,793
Rexel SA	513,975	14,160,751
Sanofi SA	2,590,884	273,804,022
SEB SA	57,214	6,044,355
Societe Generale SA	1,637,326	47,026,395
Sodexo SA	203,704	17,682,004
Teleperformance SE	124,064	13,151,015
TotalEnergies SE	4,905,465	307,845,618
Unibail-Rodamco-Westfield, New	271,430	22,195,449
Veolia Environnement SA	1,566,444	49,734,103
Vinci SA	1,135,046	127,148,628
Vivendi SE	1,069,773	11,431,093
		1,974,092,651
Germany — 9.9%
Allianz SE, Registered	890,476	280,326,476
BASF SE	2,026,681	98,522,257
Bayer AG, Registered	2,233,388	60,182,918
Bayerische Motoren Werke AG	721,096	56,848,316
Commerzbank AG	2,288,901	40,595,074
Continental AG	250,761	15,650,071
CTS Eventim AG & Co. KGaA	50,293	5,281,526
Daimler Truck Holding AG	1,122,019	46,396,185
Deutsche Bank AG, Registered	4,308,280	73,196,680

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Deutsche Lufthansa AG, Registered	1,369,991	$9,519,884
Deutsche Post AG, Registered	2,318,841	93,146,723
Deutsche Telekom AG, Registered	7,934,892	239,899,649
E.ON SE	5,103,121	68,866,968
Evonik Industries AG	585,158	12,896,401
Fresenius Medical Care AG & Co. KGaA	472,812	18,508,207
Fresenius SE & Co. KGaA(b)	960,105	35,054,043
GEA Group AG	353,497	17,411,787
Heidelberg Materials AG	310,019	34,145,204
Henkel AG & Co. KGaA	237,497	18,522,787
Knorr-Bremse AG	83,253	6,867,612
LEG Immobilien SE	169,185	15,982,473
Mercedes-Benz Group AG	1,699,941	103,272,518
MTU Aero Engines AG	62,009	20,267,088
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	304,073	155,496,912
RWE AG	1,435,988	46,539,767
Siemens AG, Registered	1,122,992	218,477,873
Siemens Energy AG(b)	733,651	30,133,314
Talanx AG(b)	96,152	7,410,261
Vonovia SE	1,684,485	55,227,081
		1,884,646,055
Hong Kong — 1.9%
AIA Group Ltd.	8,865,400	69,968,561
BOC Hong Kong Holdings Ltd.	8,469,500	27,650,634
CK Asset Holdings Ltd.	4,365,000	17,843,967
CK Hutchison Holdings Ltd.	6,094,500	32,051,757
CLP Holdings Ltd.	3,766,000	31,990,652
Hang Seng Bank Ltd.	1,726,600	21,120,084
Henderson Land Development Co. Ltd.	3,317,794	10,639,117
HKT Trust & HKT Ltd., Class SS	8,615,000	10,705,908
Hongkong Land Holdings Ltd.	2,538,900	10,885,757
Jardine Matheson Holdings Ltd.	358,900	13,817,650
Link REIT	5,799,160	27,020,706
Power Assets Holdings Ltd.	3,173,500	21,139,526
Sino Land Co. Ltd.	8,820,000	8,826,685
Sun Hung Kai Properties Ltd.	3,302,500	35,759,355
Swire Pacific Ltd., Class A	935,000	7,831,252
WH Group Ltd.(a)	12,464,500	9,701,326
Wharf Holdings Ltd. (The)	859,276	2,434,672
Wharf Real Estate Investment Co. Ltd.	3,695,419	11,110,611
		370,498,220
Ireland — 0.3%
AIB Group PLC	4,154,301	22,271,380
Bank of Ireland Group PLC	2,312,567	21,433,349
Kerry Group PLC, Class A	123,258	12,310,439
		56,015,168
Israel — 0.9%
Azrieli Group Ltd.	98,766	7,539,875
Bank Hapoalim BM	2,873,396	29,938,606
Bank Leumi Le-Israel BM	3,439,060	34,939,218
Elbit Systems Ltd.	21,413	4,904,842
ICL Group Ltd.	1,796,214	7,373,731
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	2,823,930	16,599,040
Mizrahi Tefahot Bank Ltd.	354,134	14,601,860
Teva Pharmaceutical Industries Ltd., ADR(b)	2,550,221	47,026,075
		162,923,249
Italy — 3.7%
Banco BPM SpA	2,964,983	19,999,074
Enel SpA	18,489,759	140,227,677
Security	Shares	Value
Italy (continued)
Eni SpA	5,222,706	$79,558,437
FinecoBank Banca Fineco SpA	1,398,377	22,323,877
Generali	2,319,099	64,299,796
Intesa Sanpaolo SpA	21,593,209	92,419,120
Leonardo SpA	915,521	21,822,176
Mediobanca Banca di Credito Finanziario SpA	1,137,350	18,763,170
Nexi SpA(a)(b)	1,363,423	8,617,914
Poste Italiane SpA(a)	1,054,513	14,827,863
Snam SpA	4,618,213	22,185,456
Stellantis NV	4,808,565	65,888,516
Telecom Italia SpA/Milano(b)(c)	23,501,920	5,953,138
Tenaris SA, NVS	697,178	11,486,336
Terna - Rete Elettrica Nazionale	3,221,399	27,902,890
UniCredit SpA	2,174,967	96,218,749
		712,494,189
Japan — 21.6%
AGC Inc.	440,200	13,489,987
Aisin Corp.	1,211,700	12,598,494
ANA Holdings Inc.	355,900	7,010,063
Asahi Group Holdings Ltd.	3,286,800	39,458,934
Asahi Kasei Corp.	2,885,800	19,908,214
Astellas Pharma Inc.	4,117,600	48,210,214
Bandai Namco Holdings Inc.	675,500	14,162,610
Bridgestone Corp.	1,295,700	46,172,390
Brother Industries Ltd.	533,400	10,389,155
Canon Inc.	2,122,100	69,021,258
Central Japan Railway Co.	1,758,400	36,415,096
Chiba Bank Ltd. (The)	1,205,000	8,793,746
Chubu Electric Power Co. Inc.	1,491,100	17,140,429
Concordia Financial Group Ltd.	2,406,800	11,921,595
Dai Nippon Printing Co. Ltd.	878,500	15,247,572
Dai-ichi Life Holdings Inc.	1,029,100	25,655,774
Daito Trust Construction Co. Ltd.	133,600	14,763,261
Daiwa House Industry Co. Ltd.	1,273,900	37,998,715
Daiwa Securities Group Inc.	3,029,900	19,822,456
Dentsu Group Inc.	163,700	5,053,049
East Japan Railway Co.	2,062,600	41,427,990
Eisai Co. Ltd.	579,400	19,630,140
ENEOS Holdings Inc.	6,562,750	33,106,093
FANUC Corp.	1,077,400	28,584,844
FUJIFILM Holdings Corp.	2,544,600	60,531,749
Fujitsu Ltd.	1,331,000	25,589,594
Hankyu Hanshin Holdings Inc.	519,100	14,114,353
Hikari Tsushin Inc.	14,000	2,825,650
Hitachi Construction Machinery Co. Ltd.	247,300	5,365,577
Honda Motor Co. Ltd.	10,202,600	102,608,669
Hulic Co. Ltd.	873,400	8,088,005
Idemitsu Kosan Co. Ltd.	2,230,515	15,206,391
Inpex Corp.	2,151,400	28,359,864
Isuzu Motors Ltd.	1,372,500	17,748,875
ITOCHU Corp.	2,702,000	133,662,064
Japan Airlines Co. Ltd.	330,000	5,292,566
Japan Exchange Group Inc.	763,400	8,947,858
Japan Post Bank Co. Ltd.	3,293,100	29,411,816
Japan Post Holdings Co. Ltd.	4,367,500	40,294,919
Japan Post Insurance Co. Ltd.	442,200	7,286,664
Japan Real Estate Investment Corp.	2,825	10,275,799
Japan Tobacco Inc.	2,727,600	76,147,639
JFE Holdings Inc.	1,324,400	15,944,938
Kajima Corp.	904,200	15,575,314
Kansai Electric Power Co. Inc. (The)	1,608,000	25,787,619
Kao Corp.	525,700	23,170,414

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kawasaki Kisen Kaisha Ltd.	897,200	$12,393,947
KDDI Corp.	3,487,700	108,744,359
Keisei Electric Railway Co. Ltd.	185,800	4,834,114
Kirin Holdings Co. Ltd.	1,763,800	25,967,765
Komatsu Ltd.	2,102,900	54,434,165
Kyocera Corp.	2,923,400	29,648,272
LY Corp.	6,116,300	16,683,961
Makita Corp.	185,400	6,053,658
Marubeni Corp.	2,106,700	31,493,533
MatsukiyoCocokara & Co.	380,300	5,177,664
Mazda Motor Corp.	1,306,200	9,234,172
MEIJI Holdings Co. Ltd.	528,800	12,355,140
Mitsubishi Chemical Group Corp.	3,112,300	16,794,245
Mitsubishi Corp.	7,600,200	139,038,589
Mitsubishi Electric Corp.	4,316,000	75,929,365
Mitsubishi Estate Co. Ltd.	1,688,300	24,966,626
Mitsubishi HC Capital Inc.	1,833,800	12,279,557
Mitsubishi Heavy Industries Ltd.	3,643,200	51,430,874
Mitsubishi UFJ Financial Group Inc.	25,242,000	266,056,592
Mitsui & Co. Ltd.	2,050,500	41,804,850
Mitsui Chemicals Inc.	374,600	8,558,039
Mitsui Fudosan Co. Ltd.	6,077,000	51,851,081
Mitsui OSK Lines Ltd.	778,200	26,494,243
Mizuho Financial Group Inc.	5,483,520	113,898,137
MS&AD Insurance Group Holdings Inc.	2,923,624	64,668,602
Murata Manufacturing Co. Ltd.	1,925,700	33,644,111
Nintendo Co. Ltd.	827,000	43,684,585
Nippon Building Fund Inc.	17,328	14,882,875
Nippon Prologis REIT Inc.	5,226	8,408,021
Nippon Steel Corp.	1,969,800	39,414,475
Nippon Telegraph & Telephone Corp.	67,903,600	65,515,746
Nippon Yusen KK	1,044,000	34,952,504
Nissan Motor Co. Ltd.	5,332,100	14,204,983
Nomura Holdings Inc.	6,841,200	35,081,015
Nomura Real Estate Holdings Inc.	252,100	6,206,630
Obayashi Corp.	1,492,400	18,295,663
Omron Corp.	403,600	15,934,653
Ono Pharmaceutical Co. Ltd.	857,800	10,714,079
Oriental Land Co. Ltd./Japan	866,000	20,928,742
ORIX Corp.	2,623,600	55,278,913
Osaka Gas Co. Ltd.	845,200	18,111,493
Otsuka Corp.	255,600	5,736,546
Panasonic Holdings Corp.	5,304,500	43,656,224
Rakuten Group Inc.(b)	1,197,700	7,148,535
Resona Holdings Inc.	4,758,100	31,392,818
Ricoh Co. Ltd.	1,257,000	13,616,678
Rohm Co. Ltd.	786,300	8,668,819
SBI Holdings Inc.	403,700	8,864,887
SCSK Corp.	116,200	2,168,256
Secom Co. Ltd.	624,300	22,201,909
Seiko Epson Corp.	655,900	11,921,413
Sekisui Chemical Co. Ltd.	865,600	12,216,124
Sekisui House Ltd.	1,353,400	32,686,714
Shionogi & Co. Ltd.	1,717,500	24,530,610
Shiseido Co. Ltd.	592,300	12,784,745
Shizuoka Financial Group Inc., NVS	999,400	7,974,746
SoftBank Corp.	64,925,100	81,734,373
SoftBank Group Corp.	1,169,200	69,705,932
Sompo Holdings Inc.	2,140,900	45,898,922
Subaru Corp.	1,372,700	24,515,364
SUMCO Corp.	795,800	7,608,978
Sumitomo Corp.	2,363,700	49,865,580
Security	Shares	Value
Japan (continued)
Sumitomo Electric Industries Ltd.	1,624,000	$24,981,269
Sumitomo Metal Mining Co. Ltd.	274,000	7,575,707
Sumitomo Mitsui Financial Group Inc.	8,527,100	180,898,408
Sumitomo Mitsui Trust Group Inc.	1,474,010	32,325,513
Sumitomo Realty & Development Co. Ltd.	652,000	19,340,754
Suntory Beverage & Food Ltd.	318,200	10,734,290
Suzuki Motor Corp.	3,567,400	35,400,483
T&D Holdings Inc.	1,112,000	17,750,018
Taisei Corp.	370,500	15,602,308
Takeda Pharmaceutical Co. Ltd.	1,264,100	35,269,897
TIS Inc.	245,400	6,119,407
Toho Co. Ltd./Tokyo	167,700	6,404,157
Tokyo Electric Power Co. Holdings Inc.(b)	3,493,500	14,108,549
Tokyo Gas Co. Ltd.	278,900	6,881,268
Tokyu Corp.	1,135,600	14,000,136
Toppan Holdings Inc.	537,000	15,707,921
Toray Industries Inc.	3,151,400	17,137,528
TOTO Ltd.	321,700	8,975,364
Toyota Motor Corp.	8,168,480	140,746,119
Toyota Tsusho Corp.	1,451,300	24,670,233
West Japan Railway Co.	1,007,800	17,912,355
Yakult Honsha Co. Ltd.	586,600	12,747,456
Yamaha Motor Co. Ltd.	1,252,400	10,947,250
		4,115,403,017
Netherlands — 3.2%
ABN AMRO Bank NV, CVA(a)	1,040,235	17,190,607
Aegon Ltd.	3,109,996	19,629,731
AerCap Holdings NV	442,073	41,355,929
ASR Nederland NV	364,262	17,265,653
Coca-Cola Europacific Partners PLC	470,674	35,771,224
DSM-Firmenich AG	420,497	49,863,880
EXOR NV, NVS	227,993	24,080,443
Heineken Holding NV	297,957	20,644,872
ING Groep NV	7,495,184	127,196,149
JDE Peet's NV	277,111	6,256,189
Koninklijke Ahold Delhaize NV	2,131,405	70,271,780
Koninklijke KPN NV	8,958,955	35,014,152
Koninklijke Philips NV(b)	1,179,733	31,037,369
NN Group NV	608,773	29,886,037
Prosus NV	1,612,102	67,941,827
Randstad NV	246,462	11,363,731
		604,769,573
New Zealand — 0.1%
Auckland International Airport Ltd.	3,377,794	14,738,026
Mercury NZ Ltd.	1,655,086	6,514,558
Spark New Zealand Ltd.	4,146,114	7,193,451
		28,446,035
Norway — 1.0%
Aker BP ASA	719,722	15,400,373
DNB Bank ASA	2,033,835	42,147,100
Equinor ASA	1,906,937	45,313,010
Gjensidige Forsikring ASA	454,442	8,200,463
Mowi ASA	1,071,326	18,469,603
Norsk Hydro ASA	3,232,427	20,064,804
Orkla ASA	1,597,138	14,755,234
Salmar ASA(c)	99,950	5,070,099
Telenor ASA	1,401,636	17,214,325
		186,635,011
Portugal — 0.2%
EDP Renovaveis SA	711,915	9,649,014

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Portugal (continued)
EDP SA	7,145,632	$28,131,613
		37,780,627
Singapore — 1.4%
CapitaLand Ascendas REIT	8,628,900	17,486,530
CapitaLand Integrated Commercial Trust	13,026,251	19,790,500
CapitaLand Investment Ltd./Singapore(c)	5,345,500	11,292,837
Oversea-Chinese Banking Corp. Ltd.	7,684,800	88,168,499
Singapore Airlines Ltd.(c)	3,418,700	16,676,791
Singapore Telecommunications Ltd.	16,933,500	39,950,031
United Overseas Bank Ltd.	2,874,200	69,869,038
Wilmar International Ltd.	2,866,700	6,919,539
		270,153,765
Spain — 3.7%
Acciona SA	58,185	7,466,896
ACS Actividades de Construccion y Servicios SA	421,778	20,226,543
Banco Bilbao Vizcaya Argentaria SA	13,159,163	130,995,156
Banco de Sabadell SA	12,512,158	24,403,505
Banco Santander SA	35,223,165	172,078,910
CaixaBank SA	8,274,895	50,425,213
Endesa SA	734,660	15,854,741
Iberdrola SA	13,883,996	206,240,262
Redeia Corp. SA	396,106	7,334,163
Repsol SA	2,776,912	34,762,404
Telefonica SA	8,949,948	41,998,981
		711,786,774
Sweden — 2.4%
Boliden AB	629,205	19,684,134
Fastighets AB Balder, Class B(b)	1,511,291	11,757,135
Getinge AB, Class B	340,361	6,021,209
Holmen AB, Class B	174,533	6,897,198
Industrivarden AB, Class A	181,121	6,246,998
Industrivarden AB, Class C	237,787	8,173,205
L E Lundbergforetagen AB, Class B	172,650	8,547,874
Sandvik AB	849,588	16,722,942
Securitas AB, Class B	1,120,875	13,185,842
Skandinaviska Enskilda Banken AB, Class A	3,602,719	50,882,120
Skanska AB, Class B	775,007	15,777,634
SKF AB, Class B	776,706	14,732,503
Svenska Cellulosa AB SCA, Class B	1,394,002	18,455,550
Svenska Handelsbanken AB, Class A	3,305,573	34,347,019
Swedbank AB, Class A	1,928,141	39,122,987
Tele2 AB, Class B	1,221,909	12,804,496
Telefonaktiebolaget LM Ericsson, Class B	6,315,809	52,952,420
Telia Co. AB	5,421,812	15,768,412
Volvo AB, Class A	454,790	11,933,221
Volvo AB, Class B	3,606,884	93,947,841
Volvo Car AB, Class B(b)(c)	1,716,037	3,707,871
		461,668,611
Switzerland — 10.2%
Adecco Group AG, Registered	383,997	12,012,083
Baloise Holding AG, Registered	98,969	18,940,618
Banque Cantonale Vaudoise, Registered	68,944	6,870,068
Barry Callebaut AG, Registered	2,765	4,849,497
Clariant AG, Registered	493,958	6,864,822
EMS-Chemie Holding AG, Registered	10,453	8,038,978
Geberit AG, Registered	38,131	23,888,621
Helvetia Holding AG, Registered	84,277	14,235,318
Holcim AG	1,184,899	116,357,880
Julius Baer Group Ltd.	308,082	18,784,242
Kuehne + Nagel International AG, Registered	110,145	27,496,472
Nestle SA, Registered	2,084,598	196,979,095
Security	Shares	Value
Switzerland (continued)
Novartis AG, Registered	4,480,385	$486,149,774
Roche Holding AG, NVS	1,597,081	494,940,861
Sandoz Group AG	932,897	42,529,155
Schindler Holding AG, Participation Certificates, NVS	46,954	13,664,932
Schindler Holding AG, Registered	27,700	7,897,055
SGS SA	228,559	24,196,795
SIG Group AG	246,036	5,309,496
Swatch Group AG (The), Bearer	65,708	13,483,479
Swatch Group AG (The), Registered	125,182	5,072,008
Swiss Life Holding AG, Registered	65,258	53,139,564
Swiss Prime Site AG, Registered	177,382	19,242,689
Swiss Re AG	685,707	87,556,088
Swisscom AG, Registered	58,807	35,829,991
Temenos AG, Registered	48,558	3,363,378
Zurich Insurance Group AG	332,705	196,164,448
		1,943,857,407
United Kingdom — 17.4%
3i Group PLC	2,212,658	90,736,062
Admiral Group PLC	290,819	9,623,359
Anglo American PLC	2,888,538	89,545,885
Antofagasta PLC	445,333	9,947,212
Associated British Foods PLC	760,222	21,850,083
Aviva PLC	6,085,449	35,662,570
Barclays PLC	33,558,324	102,873,180
Barratt Redrow PLC	3,137,554	18,077,290
Berkeley Group Holdings PLC	228,493	13,038,923
BP PLC	37,272,613	182,293,627
British American Tobacco PLC	4,539,957	158,758,232
BT Group PLC	14,707,166	26,260,951
Bunzl PLC	499,840	22,005,240
Centrica PLC	12,000,014	18,165,386
Coca-Cola HBC AG, Class DI	245,081	8,576,137
Croda International PLC	303,795	14,577,233
DCC PLC	222,528	14,078,027
Entain PLC	1,427,640	13,730,331
Glencore PLC	23,486,464	123,178,012
Haleon PLC	8,822,764	42,402,803
Hargreaves Lansdown PLC	790,911	11,099,506
Hikma Pharmaceuticals PLC	377,284	9,035,870
HSBC Holdings PLC	42,095,218	386,350,765
Imperial Brands PLC	1,847,267	55,746,894
Informa PLC	3,040,632	31,765,058
Intertek Group PLC	126,200	7,575,981
J Sainsbury PLC	3,716,871	12,796,424
Kingfisher PLC	4,183,602	15,821,559
Land Securities Group PLC	1,581,046	12,279,489
Legal & General Group PLC	13,541,187	37,981,461
Lloyds Banking Group PLC	141,847,664	97,364,296
M&G PLC	5,051,339	12,654,857
Mondi PLC, NVS	345,232	5,590,413
National Grid PLC	10,937,992	137,339,059
NatWest Group PLC, NVS	15,109,469	71,592,469
Pearson PLC	1,399,043	20,544,007
Persimmon PLC	724,429	13,728,853
Phoenix Group Holdings PLC	1,566,542	9,951,702
Reckitt Benckiser Group PLC	1,587,040	96,276,266
Rio Tinto PLC	2,562,629	165,617,617
Schroders PLC	1,800,942	7,979,677
Segro PLC	2,920,478	29,591,393
Severn Trent PLC	306,771	10,148,660
Shell PLC	14,324,307	478,250,407

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Smith & Nephew PLC	990,073	$12,309,403
Smiths Group PLC	785,824	15,506,535
SSE PLC	2,485,656	56,482,543
Standard Chartered PLC	4,930,593	57,177,062
Taylor Wimpey PLC	8,046,835	15,214,003
Tesco PLC	15,811,485	69,818,340
Unilever PLC	3,686,324	224,873,355
United Utilities Group PLC	1,544,275	20,380,490
Vodafone Group PLC	51,705,531	48,081,789
Whitbread PLC	412,249	16,039,331
WPP PLC	2,442,692	25,674,957
		3,314,021,034
Total Common Stocks — 98.7% (Cost: $17,832,914,986)		18,840,100,612
Preferred Stocks
Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	136,730	10,061,559
Henkel AG & Co. KGaA, Preference Shares, NVS	384,742	33,315,930
Porsche Automobil Holding SE, Preference Shares, NVS	349,151	14,504,870
Volkswagen AG, Preference Shares, NVS	468,377	45,461,965
		103,344,324
Total Preferred Stocks — 0.5% (Cost: $151,288,810)		103,344,324
Total Long-Term Investments — 99.2% (Cost: $17,984,203,796)		18,943,444,936
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	31,856,653	$31,878,953
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	5,150,000	5,150,000
Total Short-Term Securities — 0.2% (Cost: $37,023,197)		37,028,953
Total Investments — 99.4% (Cost: $18,021,226,993)		18,980,473,889
Other Assets Less Liabilities — 0.6%		109,901,369
Net Assets — 100.0%		$19,090,375,258

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,408,421	$26,468,781 (a)	$—	$1,474	$277	$31,878,953	31,856,653	$22,263 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,590,000	560,000 (a)	—	—	—	5,150,000	5,150,000	38,097	—
				$1,474	$277	$37,028,953		$60,360	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI EAFE Value ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	178	12/12/24	$31,019	$65,813
Euro STOXX 50 Index	787	12/20/24	41,411	(1,098,663)
FTSE 100 Index	619	12/20/24	64,946	(1,658,719)
				$(2,691,569)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$460,191,066	$18,379,909,546	$—	$18,840,100,612
Preferred Stocks	—	103,344,324	—	103,344,324
Short-Term Securities
Money Market Funds	37,028,953	—	—	37,028,953
	$497,220,019	$18,483,253,870	$—	$18,980,473,889
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$65,813	$—	$65,813
Liabilities
Equity Contracts	—	(2,757,382)	—	(2,757,382)
	$—	$(2,691,569)	$—	$(2,691,569)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust